Fair Value Measurement (Tables)	9 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of book value of MakerBot's net assets
The following table summarizes the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, in its consolidated balance sheets:

	September 30, 2024			December 31, 2023
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$—	$29	$—	$—	$164	$—
Foreign exchange forward contracts designated as hedging instruments	—	745	—	—	2,087	—
Convertible notes	—	—	8,786	—	—	7,018
Marketable securities	469			1,994	—	—
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	—	(220)	—	—	(51)	—
Foreign exchange forward contracts designated as hedging instruments	—	(646)	—	—	(657)	—
Contingent consideration*	—	—	(18,668)	—	—	(18,603)
	$469	$(92)	$(9,882)	$1,994	$1,543	$(11,585)